CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
NON-CURRENT ASSETS:
Property, plant and equipment	₽ 284,804	₽ 265,479
Investment property	1,889	2,986
Right-of-use assets	130,503	138,817
Goodwill	38,041	38,675
Other intangible assets	90,103	79,729
Investments in associates and joint ventures	8,555	6,450
Other investments	9,488	11,195
Deferred tax assets	8,778	9,975
Accounts receivable, related parties	5,209	10,787
Trade accounts receivable	2,163	3,556
Bank deposits and loans to customers	63,992	53,472
Other financial assets	7,575	3,220
Other assets	5,749	4,981
Total non-current assets	656,849	629,322
CURRENT ASSETS:
Inventories	15,204	15,515
Trade and other receivables	32,868	35,595
Accounts receivable, related parties	8,980	5,872
Bank deposits and loans to customers	52,676	39,370
Short-term investments	23,434	25,618
Advances paid and prepaid expenses	4,288	4,107
VAT receivable	8,877	9,350
Income tax assets	4,660	4,301
Assets held for sale	667	497
Cash and cash equivalents	85,405	38,070
Other financial assets	23,975	14,558
Other assets	1,320	1,735
Total current assets	262,354	194,588
TOTAL ASSETS	919,203	823,910
EQUITY:
Common stock	200	200
Treasury stock	(74,990)	(59,748)
Additional paid-in capital	89
Retained earnings	94,391	85,249
Accumulated other comprehensive income	9,010	7,367
Equity attributable to owners of the Company	28,700	33,068
Non-controlling interests	3,990	3,326
Total equity	32,690	36,394
NON-CURRENT LIABILITIES:
Borrowings	395,143	271,573
Lease obligations	134,637	140,080
Bank deposits and liabilities	1,883	1,805
Deferred tax liabilities	19,191	17,866
Provisions	5,128	4,761
Contract liabilities	717	589
Other financial liabilities	14	955
Other liabilities	1,186	1,430
Total non-current liabilities	557,899	439,059
CURRENT LIABILITIES:
Trade and other payables	56,017	71,808
Accounts payable, related parties	3,146	558
Contract liabilities	21,125	20,718
Borrowings	34,125	71,746
Lease obligations	16,177	15,228
Bank deposits and liabilities	165,794	136,147
Income tax liabilities	753	784
Provisions	13,460	11,526
Other financial liabilities	1,109	1,424
Other liabilities	16,908	18,518
Total current liabilities	328,614	348,457
TOTAL EQUITY AND LIABILITIES	₽ 919,203	₽ 823,910